PROPERTY, PLANT AND EQUIPMENT - Depreciation rates (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
PROPERTY, PLANT AND EQUIPMENT
Property and equipment pledged in guarantee	R$ 94,641	R$ 176,591
Estimated residual value of reversible assets	8,621,863	R$ 8,763,355
Depreciation rate accounting estimates
PROPERTY, PLANT AND EQUIPMENT
Increased depreciation expense	R$ 267,657